Credit-related arrangements, repurchase agreements and commitments - Commitments (Details)	Dec. 31, 2022 USD ($) custodian	Dec. 31, 2021 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Purchase obligation	$ 42,872,000	$ 53,300,000
Number of custodians | custodian	1
Commitments to extend credit	$ 564,324,000	717,077,000
Documentary and commercial letters of credit	2,331,000	1,522,000
Total unfunded commitments to extend credit	566,655,000	718,599,000
Allowance for credit losses	$ (274,000)	(551,000)
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilized facility	110.00%
Commitments to extend credit	$ 200,000,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 121,300,000	$ 145,700,000